Consumer Products Fund Average Annual Total Returns - Class A and Class C [Member]	12 Months Ended	60 Months Ended	109 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
S&P 500® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	25.02%	14.53%	14.01%	13.10%
S&P 500® Consumer Staples Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	14.87%	8.56%		8.43%
Class C
Prospectus [Line Items]
Average Annual Return, Percent	2.96%	3.05%		4.21%
Class C | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	(0.06%)	(0.60%)		1.55%
Class C | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	3.07%	1.84%		2.78%
Class A
Prospectus [Line Items]
Average Annual Return, Percent	(0.28%)	2.82%		4.49%